Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Aria Energy LLC [Member]
Benefit Plans [Line Items]
Benefit Plans

(10)  Benefit Plans

401(k) Plan

The Company maintains a qualified tax deferred 401(k) retirement plan (the Plan). Under the provisions of the Plan, substantially all employees meeting minimum age and service requirements are entitled to contribute on a before and after-tax basis a certain percentage of their compensation. The Company matches up to 100% of employees’ first 3% contribution and 50% of the employees’ next 2% contribution. Employees vest immediately in their contributions and the Company’s contribution. The Company’s contributions for the six months ended June 30, 2021 and June 30, 2020 were $342 and $341, respectively.

Postretirement Obligations

The Company sponsors an unfunded defined benefit health care plan that provides postretirement medical benefits to full-time employees who meet minimum age and service requirements.

Net periodic benefit cost recognized in the consolidated statements of comprehensive loss was:

	Six Months Ending June 30,
	2021	2020
Service cost	$19	24
Interest cost	45	52
Amortization of prior service cost	6	6
Recognition of net actuarial loss	40	44
Net periodic benefit cost	$110	126

Note 10 — Benefit Plans

401(k) Plan

The Company maintains a qualified tax deferred 401(k) retirement plan (the Plan). Under the provisions of the Plan, substantially all employees meeting minimum age and service requirements are entitled to contribute on a before and after-tax basis a certain percentage of their compensation. The Company matches up to 100% of employees’ first 3% contribution and 50% of the employees’ next 2% contribution. Employees vest immediately in their contributions and the Company’s contribution. The Company’s contributions in 2020 and 2019 were $590 and $544, respectively.

Postretirement Obligations

The Company sponsors an unfunded defined benefit health care plan that provides postretirement medical benefits to full-time employees who meet minimum age and service requirements.

The following table sets forth changes in the plan’s benefit obligations:

	2020	2019
Benefit obligation at beginning of year	$3,599	2,796
Service cost	49	41
Interest cost	103	109
Plan amendments	—	186
Net actuarial loss (gain) for the prior year	144	566
Net benefits paid	(145)	(99)
Benefit obligation at end of year	$3,750	3,599

Amounts recognized in the consolidated balance sheets consist of:

	December 31
	2020	2019
Accrued benefit liability	$(3,750)	(3,599)
Unrecognized net actuarial loss	1,205	1,148
Unrecognized prior service benefit (cost)	144	156
Net amount recognized	$(2,401)	(2,295)

Net periodic benefit cost recognized in the consolidated statements of comprehensive loss was:

	December 31
	2020	2019	2018
Service cost	$49	41	45
Interest cost	103	109	98
Amortization of prior service cost	12	(9)	(9)
Recognition of net actuarial loss	87	38	65
Net periodic benefit cost	$251	179	199

Amounts recognized in other comprehensive loss consist of:

	December 31
	2020	2019	2018
Net actuarial (loss) gain	$(45)	(723)	290

Weighted average assumptions used to determine net benefit cost for 2020 and 2019 were as follows:

	2020	2019	2018
Discount rate:
a. Net periodic expense	3.03%	4.09%	3.46%
b. End of year disclosure	2.22	3.03	4.09
Healthcare cost trend rate:
a. Assumed for next year	N/A	N/A	N/A
b. Ultimate rate	N/A	N/A	N/A
c. Year of ultimate rate	N/A	N/A	N/A

One of the requirements of U.S. GAAP is to report the effect of increasing (decreasing) by one percentage point the assumed health care cost trend rate for future years on (1) the aggregate of the service and interest components of net periodic benefit cost, and (2) the accumulated postretirement benefit obligation. Due to the fact that HRA contribution caps are not anticipated to increase with medical trend, there is no impact to liabilities or plan expenses related to changes in the health care trend.

As this plan is not pre-funded, no contributions other than those necessary to cover benefit payments are anticipated. Estimated future benefit payments are as follows:

Year	Payments
2021	$193
2022	209
2023	165
2024	176
2025	168
2026 – 2030	946

Because benefits were assumed to be capped, the increase (decrease) of the assumed health care cost trend rate was not calculated. A change in the discount rate used to value plan liabilities by 1% would have the following effect:

	1% increase	1% decrease
Service cost	$42	57
Interest cost	121	79
Net period benefit cost	$163	136
Benefit obligation	$3,325	4,271
Discount rate	3.22%	1.22%